Revenues (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Revenues	$ 38,883	$ 39,274	$ 120,600	$ 117,522
UNITED STATES
Revenues	24,644	23,979	76,640	73,419
GERMANY
Revenues	2,168	1,675	6,427	6,637
Other Countries [Member]
Revenues	$ 12,071	$ 13,620	$ 37,533	$ 37,466